LOSSES PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Denominator:
Denominator used for losses per share	418,911,292	418,911,292	408,310,122	414,872,756
Numerator:
Net loss from continuing operations attributable to ordinary shareholders	¥ (471,737)	$ (68,610)	¥ (331,469)	¥ (209,959)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	418,911,292	418,911,292	408,310,122	414,872,756
Denominator used for losses per share	418,911,292	418,911,292	408,310,122	414,872,756
Class B Ordinary shares [Member]
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share—basic	¥ (82,216)	$ (11,958)	¥ (59,172)	¥ (36,974)
Denominator:
Denominator used for losses per share	74,400,299	74,400,299	74,400,299	75,442,810
Losses per share from continuing operations — basic | (per share)	¥ (1.13)	$ (0.164)	¥ (0.80)	¥ (0.49)
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders used in calculating loss per ordinary share— diluted	¥ (82,216)	$ (11,958)	¥ (59,172)	¥ (36,974)
Reallocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders as a result of conversion of Class B to Class A shares
Net loss from continuing operations attributable to ordinary shareholders	¥ (82,216)	$ (11,958)	¥ (59,172)	¥ (36,974)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	74,400,299	74,400,299	74,400,299	75,442,810
Conversion of Class B to Class A ordinary shares
Share options
Denominator used for losses per share	74,400,299	74,400,299	74,400,299	75,442,810
Losses per share from continuing operations—diluted | (per share)	¥ (1.13)	$ (0.164)	¥ (0.80)	¥ (0.49)
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic
Denominator used for losses per ADS - diluted
Losses from continuing operations per ADS – basic | (per share)
Losses from continuing operations per ADS – diluted | (per share)
Class A Ordinary shares [Member]
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share—basic	¥ (380,701)	$ (55,371)	¥ (265,563)	¥ (166,352)
Denominator:
Denominator used for losses per share	344,510,993	344,510,993	333,909,823	339,429,946
Losses per share from continuing operations — basic | (per share)	¥ (1.13)	$ (0.164)	¥ (0.80)	¥ (0.49)
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders used in calculating loss per ordinary share— diluted	¥ (380,701)	$ (55,371)	¥ (265,563)	¥ (166,352)
Reallocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	(82,216)	(11,958)	(59,172)	(36,974)
Net loss from continuing operations attributable to ordinary shareholders	¥ (462,917)	$ (67,329)	¥ (324,735)	¥ (203,326)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	344,510,993	344,510,993	333,909,823	339,429,946
Conversion of Class B to Class A ordinary shares	74,400,299	74,400,299	74,400,299	75,442,810
Share options
Denominator used for losses per share	418,911,292	418,911,292	408,310,122	414,872,756
Losses per share from continuing operations—diluted | (per share)	¥ (1.13)	$ (0.164)	¥ (0.80)	¥ (0.49)
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	34,451,099	34,451,099	33,390,982	33,942,995
Denominator used for losses per ADS - diluted	41,891,129	41,891,129	40,831,012	41,487,276
Losses from continuing operations per ADS – basic | (per share)	¥ (11.28)	$ (1.64)	¥ (7.95)	¥ (4.90)
Losses from continuing operations per ADS – diluted | (per share)	¥ (11.28)	$ (1.64)	¥ (7.95)	¥ (4.90)